Supplemental Balance Sheet Disclosures (Details) - Schedule of Accounts Payable, Accrued Expenses, and Other Accrued Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable Accrued Expenses and Other Accrued Liabilities [Abstract]
Accounts payable	$ 1,747,636	$ 1,510,287	$ 1,716,705
Settlements and legal	884,428	950,213	681,045
Contractors	411,324	562,993	646,996
Compensation	334,865	368,440	1,656,158
Sales taxes	201,610	219,285	108,854
Professional fees	142,429	155,161	280,818
Interest and other	273,444	660,040	295,197
Total accounts payable, accrued expenses and other accrued liabilities	$ 3,995,736	$ 4,426,419	$ 5,385,773